Notes and Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes and Loans Payable [Abstract]
Schedule of Loans and Notes Payable	The notes balance consisted of the following at June 30, 2023 and September 30, 2022
	June 30, 2023	September 30, 2022
Principal loans and notes	$704,967	$615,500
Discounts	(31,091)	(270,064)
Total	673,876	345,436
Less Current portion	(523,876)	(217,897)
Non-current	$150,000	$127,539

	September 30, 2022	September 30, 2021
Principal loans and notes	$615,500	$519,054
Discounts	(270,064)	(45,816)
Total	345,436	473,238
Less Current portion	(217,897)	(170,036)
Non-current	$127,539	$303,202